LOSSES PER SHARE - Additional Information (Detail) - shares	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded From Computation Of EPS	40,800,000	41,750,000
Convertible Debt [Member]
Antidilutive Securities Excluded From Computation Of EPS	5,014,672	2,789,720
Convertible Bonds And Warrants Attached [Member]
Antidilutive Securities Excluded From Computation Of EPS	195,719	109,567